ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 34,638	$ 33,747
Less: allowance for doubtful accounts	(5,776)	(6,025)
Accounts receivable, net	$ 28,862	$ 27,722